RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Related Party and Party-in-Interest Transactions [Line Items]
RELATED-PARTY TRANSACTIONS	RELATED-PARTY TRANSACTIONS
Certain of the Master Trust’s investments are units of Master Trust Investment Accounts managed by the Trustee. State Street is the trustee, as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Master Trust to the Trustee for trustee services were approximately $1.4 million for the year ended December 31, 2025.
Also included in the Master Trust's investments and the Plan's self directed brokerage accounts are shares of common stock of International Paper Company, the Plan's sponsor, which qualify as party-in-interest transactions.
At December 31, 2025, the Plan's interest in the Master Trust was 3.9 million units with a cost basis of $160.9 million, with a fair value of $152.1 million. At December 31, 2024, the Plan's interest in the Master Trust was 4.1 million units with a cost basis of $170.8 million, with a fair value of $224.8 million.
During the year ended December 31, 2025, the plan recorded dividend income of $7.6 million related to the common stock of International Paper Company.
Transactions with related parties were conducted on terms equivalent to those prevailing in an arm’s-length transaction.